Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Components of the Income Tax Provision
The components of the income tax provision are as follows:

Provision for income taxes	Year ended Dec. 31,
(in millions)	2021	2020	2019
Current tax expense:
Federal	$160	$465	$592
Foreign	353	407	484
State and local	107	163	113
Total current tax expense	620	1,035	1,189
Deferred tax expense (benefit):
Federal	208	(145)	(3)
Foreign	22	16	(13)
State and local	27	(64)	(53)
Total deferred tax expense (benefit)	257	(193)	(69)
Provision for income taxes	$877	$842	$1,120

Components of Income Before Taxes
The components of income before taxes are as follows:

Income before taxes	Year ended Dec. 31,
(in millions)	2021	2020	2019
Domestic	$2,965	$2,698	$3,516
Foreign	1,683	1,770	2,071
Income before taxes	$4,648	$4,468	$5,587

Components of Net Deferred Tax Liability
The components of our net deferred tax liability are as follows:

Net deferred tax liability	Dec. 31,
(in millions)	2021	2020
Depreciation and amortization	$2,149	$2,197
Pension obligation	451	299
Other liabilities	260	233
Renewable energy investment	238	278
Securities valuation	81	118
Equity investments	58	61
Leasing	(2)	23
Other assets	(36)	(57)
Credit losses on loans	(61)	(118)
Reserves not deducted for tax	(126)	(118)
Employee benefits	(281)	(259)
U.S. foreign tax credits	(83)	(62)
Valuation allowance	83	62
Net deferred tax liability	$2,731	$2,657

Tax Rate Reconciliations
The statutory federal income tax rate is reconciled to our effective income tax rate below:

Effective tax rate	Year ended Dec. 31,
	2021	2020	2019
Federal rate	21.0%	21.0%	21.0%
State and local income taxes, net of federal income tax benefit	2.3	1.8	0.9
Foreign operations	0.8	1.5	2.4
Tax credits	(4.6)	(4.1)	(3.2)
Tax-exempt income	(1.0)	(1.0)	(0.7)
Federal Deposit Insurance Corporation (“FDIC”) assessment	0.3	0.3	0.2
Stock compensation	(0.1)	—	(0.4)
Other – net	0.2	(0.7)	(0.2)
Effective tax rate	18.9%	18.8%	20.0%

Unrecognized Tax Benefits

Unrecognized tax positions
(in millions)	2021	2020	2019
Beginning balance at Jan. 1, – gross	$119	$173	$103
Prior period tax positions:
Increases	18	45	60
Decreases	(3)	(14)	(3)
Current period tax positions	9	15	17
Settlements	(5)	(100)	(4)
Ending balance at Dec. 31, – gross	$138	$119	$173